UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:  811-03493

American Federation of Labor and
Congress of Industrial Organizations
Housing Investment Trust*
(Exact name of registrant as specified in charter)

2401 Pennsylvania Avenue, Suite 200, N.W., Washington, D.C.  20037
(Address of principal executive offices)  (Zip code)

Kenneth G. Lore, Esq.
Bingham McCutchen LLP
2020 K Street, N.W., Washington, D.C.  20006
(Name and address of agent for service)

(202) 331-8055
(Registrant’s telephone number, including area code)

Date of fiscal year end: December 31
Date of reporting period: March 31, 2011

*This filing relates solely to Series A—AFL-CIO Housing Investment Trust

Item 1. Schedule of Investments
(Schedule of Investments)

Schedule of Portfolio Investments

March 31, 2011 (Dollars in thousands; unaudited)

FHA Permanent Securities (3.3% of net assets)

	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

Single Family	7.75%	Jul-2021	$ 20	$ 20	$ 20

Multifamily1	5.25%	Mar-2024	4,267	4,267	4,432
	5.35%	Mar-2047	7,793	7,804	8,085
	5.55%	Aug-2042	8,603	8,600	8,994
	5.60%	Jun-2038	2,718	2,716	2,822
	5.62%	Jun-2014	352	349	364
	5.65%	Oct-2038	2,096	2,149	2,195
	5.87%	Jun-2044	1,898	1,896	2,010
	5.89%	Apr-2038	5,090	5,103	5,407
	6.02%	Jun-2035	5,996	5,984	6,393
	6.40%	Jul-2046	3,996	3,995	4,301
	6.60%	Jan-2050	3,492	3,535	3,750
	6.66%	May-2040	5,523	5,510	5,526
	6.70%	Dec-2042	5,814	5,800	6,113
	6.75%	Apr-2040 - Jul-2040	5,214	5,183	5,651
	6.88%	Apr-2031	26,532	26,211	26,551
	7.05%	Jul-2043	5,174	5,174	5,554
	7.13%	Mar-2040	7,598	7,554	8,305
	7.20%	Dec-2033 - Oct-2039	9,538	9,510	10,343
	7.50%	Sep-2032	1,521	1,515	1,689
	7.75%	Oct-2038	1,346	1,336	1,348
	7.93%	Apr-2042	2,818	2,818	3,157
	8.15%	Mar-2037	1,147	1,246	1,149
	8.27%	Jun-2042	2,472	2,472	2,614
	8.40%	Apr-2012	83	83	83
	8.75%	Aug-2036	3,565	3,550	3,573
			124,646	124,360	130,409
Forward Commitments1	5.80%	Mar-2052	-	-	(8)
Total FHA Permanent Securities			$ 124,666	$ 124,380	$ 130,421

Schedule of Portfolio Investments

March 31, 2011 (Dollars in thousands; unaudited)

FHA Construction Securities (0.3% of net assets)

	Interest Rates2			Commitment
	Permanent	Construction	Maturity Date	Amount	Face Amount	Amortized Cost	Value

Multifamily1	6.20%	6.20%	Aug-2051	$ 11,900	$ 11,900	$ 11,895	$ 12,764
Total FHA Construction Securities				$ 11,900	$ 11,900	$ 11,895	$ 12,764

Schedule of Portfolio Investments

March 31, 2011 (Dollars in thousands; unaudited)

Ginnie Mae Securities (23.2% of net assets)
	Interest Rate	Maturity Date		Face Amount	Amortized Cost	Value

Single Family	4.00%	Feb-2040 - Jun-2040		$ 19,488	$ 19,829	$ 19,529
	4.50%	Aug-2040		14,872	15,330	15,374
	5.50%	Jan-2033 - Jun-2037		16,624	16,532	18,054
	6.00%	Jan-2032 - Aug-2037		9,213	9,215	10,147
	6.50%	Jul-2028		120	120	135
	7.00%	Nov-2016 - Jan-2030		3,484	3,521	3,931
	7.50%	Apr-2013 - Aug-2030		2,607	2,643	2,917
	8.00%	Jun-2023 - Nov-2030		1,339	1,370	1,538
	8.50%	Jun-2022 - Aug-2027		1,266	1,287	1,443
	9.00%	May-2016 - Jun-2025		386	394	442
	9.50%	Sep-2021 - Sep-2030		143	144	164
	10.00%	Jun-2019		1	1	1
	13.25%	Dec-2014		1	1	1
				69,544	70,387	73,676

Multifamily1	2.34%	Aug-2034		25,000	25,236	25,143
	2.41%	May-2030		15,000	15,150	15,155
	3.17%	Oct-2043		40,000	40,673	40,640
	3.31%	Nov-2037		19,807	20,769	20,338
	3.49%	Mar-2042		10,000	10,052	9,633
	3.61%	Nov-2027		4,189	4,267	4,256
	3.65%	Oct-2027		1,413	1,378	1,424
	3.67%	Oct-2043		25,000	25,269	25,048
	4.04%	Feb-2039		2,260	2,145	2,343
	4.15%	Apr-2046		8,500	8,670	8,752
	4.22%	Nov-2035		24,371	25,044	25,660
	4.26%	Jul-2029		3,000	2,991	3,118
	4.43%	Apr-2034 - Jun-2034	3	91,981	90,312	96,417
	4.49%	Apr-2023		2,076	2,076	2,083
	4.54%	Sep-2034		9,000	9,293	9,426
	4.63%	Sep-2037	3	1,500	1,457	1,266
	4.66%	Apr-2029 - Dec-2030		20,160	20,819	21,013
	4.69%	Aug-2032		7,215	7,189	7,477
	4.70%	Dec-2024		7,144	7,023	7,334
	4.71%	May-2025		8,389	8,376	8,470
	4.73%	Nov-2045		3,000	3,058	3,112
	4.76%	Apr-2045		7,950	8,296	8,412
	4.82%	Oct-2029		4,100	4,326	4,295
	4.83%	May-2046	3	5,390	5,390	4,565
	4.88%	Mar-2036		8,848	8,731	9,133
	4.90%	Mar-2044	3	1,000	990	863
	4.92%	Feb-2034 - May-2034		47,293	47,119	49,634
	4.94%	Jun-2046	3	3,855	3,859	3,591
	4.99%	Mar-2030 - Feb-2037		19,750	20,715	21,172
	5.00%	Dec-2033		4,910	4,945	4,920
	5.01%	Mar-2038		25,000	26,104	26,430
	5.05%	Apr-2049	3	2,930	2,936	2,556
	5.14%	Jul-2024		141	140	141
	5.15%	Jun-2023		29,595	29,871	31,196
	5.17%	Sep-2045		50,000	53,463	53,860
	5.19%	May-2045		8,865	8,649	9,509
	5.25%	Feb-2031		37,497	37,387	39,774

Schedule of Portfolio Investments

March 31, 2011 (Dollars in thousands; unaudited)

Ginnie Mae Securities (23.2% of net assets)

5.30%	Apr-2039		17,316	17,058	18,271
5.32%	Aug-2030		18,450	18,380	19,269
5.34%	Jul-2040		18,000	17,683	18,872
5.50%	Sep-2023 - Jul-2033		18,628	19,313	19,269
5.55%	Aug-2027		1,811	1,908	1,851
5.55%	May-2049	3	10,590	10,594	9,122
5.58%	May-2031 - Oct-2031		94,582	94,873	103,003
5.68%	Jul-2027		15,152	15,110	15,999
6.22%	Aug-2035		13,942	13,945	15,378
6.26%	Apr-2027		10,000	10,540	10,826
			804,600	813,572	840,019
Total Ginnie Mae Securities			$ 874,144	$ 883,959	$ 913,695

Schedule of Portfolio Investments

March 31, 2011 (Dollars in thousands; unaudited)

Ginnie Mae Construction Securities (4.9% of net assets)

	Interest Rates2				Commitment
	Permanent	Construction	Maturity Date		Amount	Face Amount	Amortized Cost	Value

Multifamily1	3.40%	3.40%	Apr-2017		$ 2,250	$ 2,250	$ 2,251	$ 2,276
	4.49%	8.25%	Jun-2052		44,954	11,485	11,048	12,710
	4.75%	4.75%	Mar-2052	3	32,463	11,163	11,181	11,790
	4.80%	4.80%	Feb-2052		11,940	7,662	8,040	8,336
	4.86%	4.86%	Jan-2053		42,358	3,067	3,390	3,502
	4.87%	4.87%	Apr-2042		100,000	38,111	38,991	41,172
	4.90%	6.50%	Oct-2051		63,132	47,953	47,959	52,319
	4.98%	4.98%	Feb-2052		4,700	25	166	286
	5.00%	5.00%	Nov-2051		13,543	5,063	5,335	5,874
	5.10%	7.00%	Dec-2050	3	15,862	2,186	2,023	2,662
	5.21%	4.95%	Mar-2053	3	49,950	15,460	15,470	16,094
	5.25%	5.25%	Apr-2037		19,750	19,750	19,760	20,032
	5.35%	6.75%	May-2051		1,547	-	23	115
	5.39%	5.39%	Feb-2052		26,094	8,863	9,392	10,688
	6.15%	6.15%	Nov-2039		5,508	5,150	5,163	5,694
Total Ginnie Mae Construction Securities					$ 434,051	$ 178,188	$ 180,192	$ 193,550

Schedule of Portfolio Investments

March 31, 2011 (Dollars in thousands; unaudited)

Fannie Mae Securities (44.3% of net assets)
	Interest Rate		Maturity Date	Face Amount	Amortized Cost	Value

Single Family	0.50%	4	Mar-2037	$ 3,249	$ 3,201	$ 3,225
	0.75%	4	Dec-2040	64,058	63,458	63,419
	2.06%	4	Nov-2033	6,066	6,071	6,258
	2.11%	4	Aug-2033	388	387	401
	2.39%	4	Nov-2034	3,824	3,968	3,993
	2.41%	4	Sep-2035	1,521	1,515	1,590
	2.44%	4	May-2033	1,455	1,463	1,519
	2.50%	4	Apr-2034	3,074	3,189	3,210
	2.59%	4	Aug-2033	7,039	7,024	7,382
	2.62%	4	Jul-2033	1,266	1,257	1,321
	2.66%	4	Jul-2033	5,225	5,253	5,484
	4.00%		Jul-2024 - Jan-2041	139,429	142,132	138,743
	4.50%		Jun-2018 - Sep-2040	117,668	120,621	121,551
	5.00%		Jul-2018 - Apr-2041	133,964	138,612	140,526
	5.50%		Jul-2017 - Jun-2038	101,130	102,113	108,591
	6.00%		Apr-2016 - Nov-2038	77,200	78,142	84,236
	6.50%		Nov-2016 - Jul-2036	9,056	9,343	10,117
	7.00%		Nov-2013 - May-2032	3,496	3,510	3,954
	7.50%		Nov-2016 - Sep-2031	1,343	1,324	1,507
	8.00%		Jun-2012 - May-2031	335	339	363
	8.50%		Jan-2012 - Apr-2031	398	399	440
	9.00%		Jan-2024 - May-2025	137	138	157
				681,321	693,459	707,987

Multifamily1	3.64%	4	Apr-2020	9,295	9,297	9,272
	3.82%		Jul-2016	21,474	21,554	22,459
	3.85%		Jan-2021	90,000	89,780	88,588
	4.06%		Oct-2025	26,752	27,095	25,896
	4.11%	4	Jun-2020	3,849	3,858	3,837
	4.22%		Jul-2018	3,450	3,330	3,645
	4.27%		Nov-2019	6,392	6,439	6,561
	4.32%		Nov-2019	3,163	3,204	3,256
	4.33%		Nov-2019 - Mar-2021	26,397	26,549	26,779
	4.38%		Apr-2020	10,865	11,055	11,180
	4.44%		May-2020	6,429	6,508	6,639
	4.48%		Oct-2031	2,981	2,981	3,043
	4.50%		Feb-2020	4,480	4,532	4,641
	4.52%		Nov-2019	3,181	3,216	3,312
	4.55%		Nov-2019	3,002	3,045	3,132
	4.56%		Jul-2019	7,695	7,704	8,098
	4.64%		Aug-2019	19,000	19,426	20,043
	4.66%		Jul-2021 - Sep-2033	8,017	8,084	8,412
	4.67%		Aug-2033	9,600	9,579	10,093
	4.68%		Jul-2019	13,915	14,032	14,723
	4.69%		Jan-2020	14,091	14,135	14,783
	4.73%		Feb-2021	1,622	1,677	1,698
	4.80%		Jun-2019	2,279	2,307	2,422
	4.86%		May-2019	1,524	1,550	1,625
	4.89%		Nov-2019	893	930	946
	4.93%		Nov-2013	45,442	45,296	48,499
	4.94%		Apr-2019	3,500	3,569	3,738
	4.99%		Apr-2021	40,000	40,005	41,836
	5.00%		Jun-2019	1,983	2,023	2,126
	5.02%		Jun-2019	861	864	924
	5.04%		Jun-2019	1,959	2,021	2,106
	5.05%		Jun-2019 - Jul-2019	3,324	3,425	3,573
	5.07%		Feb-2012	2,705	2,787	2,735
	5.09%		Jun-2018	6,642	6,854	7,163
	5.11%		Jul-2019	916	923	986
	5.12%		Jul-2019	9,112	9,220	9,808
	5.13%		Jul-2019	931	939	1,003
	5.15%		Oct-2022	3,929	3,937	4,165
	5.16%		Jan-2018	5,438	5,361	5,889
	5.25%		Jan-2020	7,110	7,118	7,638
	5.29%		May-2022	5,400	5,400	5,700

Schedule of Portfolio Investments

March 31, 2011 (Dollars in thousands; unaudited)

Fannie Mae Securities (44.3% of net assets)
	5.34%	Apr-2016	6,319	6,294	6,927
	5.35%	Apr-2012 - Jun-2018	2,485	2,491	2,682
	5.36%	Feb-2016	5,000	5,007	5,268
	5.37%	Jun-2017	1,440	1,535	1,566
	5.43%	Nov-2018	1,305	1,300	1,308
	5.44%	Mar-2016	3,728	3,742	4,095
	5.45%	May-2033	3,036	3,061	3,250
	5.46%	Feb-2017	47,025	47,271	51,609
	5.47%	Aug-2024	8,632	8,768	9,216
	5.52%	Mar-2018	603	638	662
	5.53%	Apr-2017	64,636	64,451	70,992
	5.59%	May-2017	7,141	7,132	7,887
	5.60%	Feb-2018 - Jan-2024	11,961	11,932	12,852
	5.63%	Dec-2019	11,300	11,371	12,371
	5.70%	Jun-2016	1,408	1,423	1,560
	5.80%	Jun-2018	70,900	70,533	78,256
	5.86%	Dec-2016	272	273	299
	5.91%	Mar-2037	2,085	2,144	2,252
	5.92%	Dec-2016	260	260	286
	5.93%	Apr-2012	1,238	1,289	1,269
	5.96%	Jan-2029	443	449	484
	6.03%	Jun-2017 - Jun-2036	5,594	5,708	6,148
	6.06%	Jul-2034	10,036	10,373	10,894
	6.11%	Aug-2017	6,838	6,865	7,640
	6.13%	Dec-2016	3,517	3,564	3,934
	6.14%	Sep-2033	307	326	335
	6.15%	Jul-2019 - Oct-2032	41,353	41,420	45,725
	6.16%	Aug-2013	2,119	2,158	2,125
	6.19%	Jul-2013	5,000	5,133	5,209
	6.22%	Aug-2032	1,788	1,834	1,970
	6.23%	Sep-2034	1,463	1,536	1,589
	6.27%	Jan-2012	2,000	1,973	2,021
	6.28%	Nov-2028	3,137	3,338	3,454
	6.35%	Jun-2020 - Aug-2032	13,722	13,926	14,883
	6.38%	Jul-2021	5,672	5,782	6,266
	6.39%	Apr-2019	970	1,002	1,081
	6.44%	Apr-2014 - Dec-2018	44,131	44,259	49,385
	6.52%	May-2029	5,547	6,047	6,136
	6.63%	Jun-2014 - Apr-2019	3,800	3,800	4,197
	6.80%	Jul-2016	590	590	658
	6.85%	Aug-2014	42,868	42,870	48,008
	6.88%	Feb-2028	4,567	4,982	4,913
	7.00%	Jun-2018	3,062	3,062	3,383
	7.01%	Apr-2031	3,304	3,321	3,705
	7.07%	Feb-2031	16,639	16,878	18,684
	7.18%	Aug-2016	374	373	419
	7.20%	Aug-2029	8,307	8,099	9,173
	7.25%	Jul-2012	6,927	6,927	7,024
	7.26%	Dec-2018	10,154	10,720	11,456
	7.50%	Dec-2014	1,013	1,008	1,122
	7.75%	Dec-2012 - Dec-2024	2,105	2,104	2,350
	8.13%	Sep-2012	639	639	648
	8.38%	Jan-2022	806	803	809
	8.40%	Jul-2023	456	448	512
	8.50%	Nov-2019	3,326	3,443	3,920
	8.63%	Sep-2028	6,336	6,336	7,139
			959,282	964,620	1,024,978

TBA5	4.25%	May-2021	4,500	4,523	4,508
	4.71%	Apr-2021	6,200	6,433	6,453
			10,700	10,956	10,961

Total Fannie Mae Securities			$ 1,651,303	$ 1,669,035	$ 1,743,926

Schedule of Portfolio Investments

March 31, 2011 (Dollars in thousands; unaudited)

Freddie Mac Securities (11.2% of net assets)

				Commitment
	Interest Rate		Maturity Date	Amount	Face Amount	Amortized Cost	Value

Single Family	0.56%	4	Feb-2036	$ -	$ 8,911	$ 8,911	$ 8,934
	0.61%	4	Apr-2036	-	5,874	5,866	5,850
	0.76%	4	Nov-2040	-	44,089	43,771	43,652
	2.26%	4	Apr-2035	-	98	98	102
	2.49%	4	Oct-2033	-	2,988	2,954	3,135
	2.60%	4	Jun-2033	-	1,270	1,266	1,332
	2.80%	4	Jul-2035	-	715	711	749
	4.00%		Dec-2024 - Jan-2041	-	80,620	81,914	80,303
	4.50%		Aug-2018 - Sep-2040	-	41,531	41,690	42,638
	5.00%		Jan-2019 - Mar-2041	-	61,618	61,571	64,649
	5.50%		Oct-2017 - Jul-2038	-	76,646	75,747	81,923
	6.00%		Mar-2014 - Feb-2038	-	42,545	43,267	46,467
	6.50%		Oct-2013 - Nov-2037	-	17,458	18,106	19,487
	7.00%		Apr-2011 - Mar-2030	-	385	369	419
	7.50%		Sep-2012 - Apr-2031	-	386	373	431
	8.00%		Jul-2012 - Feb-2030	-	133	130	144
	8.50%		Jun-2015 - Jan-2025	-	226	227	257
	9.00%		Mar-2025	-	110	110	127
					385,603	387,081	400,599

Multifamily1	5.38%		Dec-2028	-	20,000	20,004	20,037
	5.42%		Apr-2016	-	10,000	9,943	10,930
	5.65%		Apr-2016	-	7,831	7,803	8,433
					37,831	37,750	39,400

Forward Commitments1	2.95%		Aug-2017	2,585	-	(84)	(92)
Total Freddie Mac Securities				$ 2,585	$ 423,434	$ 424,747	$ 439,907

Schedule of Portfolio Investments

March 31, 2011 (Dollars in thousands; unaudited)

Commercial Mortgage-Backed Securities1 (0.6% of net assets)

Issuer	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

Deutsche Bank	5.00%	Nov-2046	$ 18,990	$ 19,560	$ 19,525
Mizuho	6.58%	Mar-2034	5,100	5,225	5,100
Total Commercial Mortgage Backed Securities			$ 24,090	$ 24,785	$ 24,625

Schedule of Portfolio Investments

March 31, 2011 (Dollars in thousands; unaudited)

State Housing Finance Agency Securities (4.1% of net assets)

		Interest Rates2				Commitment		Amortized
	Issuer	Permanent	Construction	Maturity Date		Amount	Face Amount	Cost	Value

Multifamily1	NYC Housing Development Corp	0.00%	3.45%	May-2013		$ -	$ 9,500	$ 9,516	$ 9,525
	MA Housing Finance Agency	-	3.85%	Dec-2012	6	13,500	2,790	2,797	2,790
	NYC Housing Development Corp	2.00%	-	Sep-2013		-	7,500	7,500	7,498
	NYC Housing Development Corp	4.25%	-	Nov-2025		-	1,150	1,150	1,120
	NYC Housing Development Corp	4.40%	-	Nov-2024		-	4,120	4,121	4,014
	MA Housing Finance Agency	-	4.45%	Dec-2011	6	-	30,570	30,570	30,587
	NYC Housing Development Corp	4.50%	-	Nov-2030		-	1,680	1,682	1,608
	NYC Housing Development Corp	4.60%	-	Nov-2030		-	4,665	4,665	4,462
	NYC Housing Development Corp	4.70%	-	Nov-2035		-	1,685	1,685	1,560
	NYC Housing Development Corp	4.80%	-	Nov-2040		-	2,860	2,862	2,672
	NYC Housing Development Corp	4.90%	-	Nov-2034 - Nov-2041		-	8,800	8,800	8,344
	NYC Housing Development Corp	4.95%	-	Nov-2039 - May-2047		-	13,680	13,682	12,705
	NYC Housing Development Corp	5.55%	-	Nov-2039		-	5,000	4,979	4,933
	NYC Housing Development Corp	5.69%	-	Nov-2018		-	6,605	6,610	6,799
	MA Housing Finance Agency	5.70%	-	Jun-2040		-	14,640	14,642	13,845
	MA Housing Finance Agency	5.92%	-	Dec-2037		-	6,475	6,478	6,100
	NYC Housing Development Corp	6.42%	-	Nov-2039		-	22,000	22,000	21,388
	MA Housing Finance Agency	6.50%	-	Dec-2039		-	745	749	676
	MA Housing Finance Agency	6.58%	-	Dec-2039		-	11,385	11,386	10,950
	MA Housing Finance Agency	6.70%	-	Jun-2040		-	11,955	11,955	10,920
						13,500	167,805	167,829	162,496

Forward Commitments1	MA Housing Finance Agency	-	4.15%	Dec-2013	6	26,700	75	75	75
Total State Housing Finance Agency Securities						$ 40,200	$ 167,880	$ 167,904	$ 162,571

Schedule of Portfolio Investments

March 31, 2011 (Dollars in thousands; unaudited)

Other Mutifamily Investments (0.4% of net assets)

Interest Rates2			Commitment
Permanent	Construction	Maturity Date	Amount	Face Amount	Amortized Cost	Value

Multifamily Construction/Permanent Mortgages1
8.63%	-	Jun-2025	1,469	1,127	1,123	1,120
			1,469	1,127	1,123	1,120

Privately Insured Construction/Permanent Mortgages1,7
5.40%	-	Mar-2047	9,000	8,716	8,725	7,207
5.73%	-	Aug-2047	5,575	5,432	5,433	4,536
6.20%	-	Dec-2047	3,325	3,257	3,275	2,785
6.40%	6.40%	Nov-2048	993	979	995	830
			18,893	18,384	18,428	15,358
Total Other Multifamily Investments			$ 20,362	$ 19,511	$ 19,551	$ 16,478

Schedule of Portfolio Investments

March 31, 2011 (Dollars in thousands; unaudited)

United States Treasury Securities (6.0% of net assets)

Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

1.88%	Jun-2015	$ 25,000	$ 25,087	$ 24,989
2.00%	Jan-2016	20,000	19,844	19,856
2.63%	Aug-2020 - Nov-2020	40,000	39,542	37,455
3.50%	May-2020	40,000	41,207	40,545
3.63%	Feb-2021	100,000	102,021	101,430
4.38%	May-2040	10,000	10,801	9,780
Total United States Treasury Securities		$ 235,000	$ 238,502	$ 234,055

Total Fixed Income Investments		$ 3,710,116	$ 3,744,950	$ 3,871,992

Schedule of Portfolio Investments

March 31, 2011 (Dollars in thousands; unaudited)

Equity Investment in Wholly-Owned Subsidiary (0.0% of net assets)

			Amount of
	Number of	Face	Dividends
Issuer	Shares	Amount (Cost)	or Interest	Value

Building America CDE, Inc.8	1,000	$ 1	$ -	$ (465)
Total Equity Investment	1,000	$ 1	$ -	$ (465)

		Face Amount	Amortized Cost	Value
Total Fixed Income and Equity Investments		$ 3,710,117	$ 3,744,951	$ 3,871,527

Schedule of Portfolio Investments

March 31, 2011 (Dollars in thousands; unaudited)

Short-Term Investments (1.3% of net assets)

	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value
Commercial Paper
BNP PARIBAS	0.06%	April 1, 2011	25,000	25,000	25,000
BARCLAYS US	0.10%	April 1, 2011	25,000	25,000	25,000
Total Short-Term Investments			$ 50,000	$ 50,000	$ 50,000

			Face Amount	Amortized Cost	Value
Total Investments			$ 3,760,117	$ 3,794,951	$ 3,921,527

Schedule of Portfolio Investments

March 31, 2011 (Dollars in thousands; unaudited)

Footnotes

1	Valued by the HIT's management in accordance with the fair value procedures adopted by the HIT's Board of Trustees.

2	Construction interest rates are the rates charged to the borrower during the construction phase of the project.
The permanent interest rates are charged to the borrower during the amortization period of the loan, unless the U.S. Department of Housing and Urban Development requires that such rates be charged earlier.

3	Tax-exempt bonds collateralized by Ginnie Mae securities.

4	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

5	Represents to be announced (TBA) securities: the particular securities to be delivered are not identified at the trade date.
However, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. Until settlement, the HIT maintains cash reserves and liquid assets sufficient to settle its TBA commitments.

6	Security exempt from registration under the Securities Act of 1933. The construction notes were privately placed directly by MassHousing with the HIT. The notes are for construction only and will mature on or prior to
December 1, 2013. The notes are general obligations of MassHousing and are secured by the full faith and credit of
MassHousing. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are considered liquid, under procedures established by and under the general supervision of the
HIT's Board of Trustees.

7	Loans insured by Ambac Assurance Corporation, which are additionally backed by repurchase option from the mortgagee for the benefit of the HIT. The repurchase option can be exercised by the HIT in the event of a payment failure by Ambac
Assurance Corporation.

8	In July 2010 the HIT acquired the shares of Building America CDE, Inc. (BACDE), a wholly-owned subsidiary of the HIT formed to help generate potential investments, principally through New Markets Tax Credit transactions. In addition to the
$351,000 in start up costs advanced in 2010, the HIT advanced approximately $114,000 to BACDE during the period in 2011.
The fair market value, as determined by procedures approved by the Board of Trustees, represents the net asset value of the BACDE.
This investment is neither consolidated nor accounted for under the equity method of accounting.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS; unaudited
As of March 31, 2011

The accompanying notes are an integral part of this Schedule of Portfolio Investments.

Note 1. Summary of Significant Accounting Policies

The American Federation of Labor and Congress of Industrial Organizations (AFL-CIO) Housing Investment Trust (HIT) is a common law trust created under the laws of the District of Columbia and is registered under the Investment Company Act of 1940, as amended (the Investment Company Act), as a no-load, open-end investment company. The HIT has obtained certain exemptions from the requirements of the Investment Company Act that are described in the HIT’s Prospectus and Statement of Additional Information.

In July 2010, the HIT acquired the shares of Building America CDE, Inc. (BACDE), a wholly-owned subsidiary of the HIT formed to generate potential investments, principally through New Markets Tax Credit transactions.

Participation in the HIT is limited to eligible pension plans and  labor organizations, including health and welfare, annuity, general and other funds, that have beneficiaries who are represented by labor organizations.

The following is a summary of significant accounting policies followed by the HIT in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles (GAAP) in the United States.

Investment Valuation
Net asset value per share (NAV) is calculated as of the close of business of the major bond markets in New York City on the last business day of the month.   A description of the valuation techniques applied to the HIT’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Portfolio securities for which market quotations are readily available (U.S. Treasury securities, government-sponsored enterprise debt securities, single family mortgage-backed securities, and state housing finance agency securities) are valued by independent pricing services, published prices, market quotes and bids from dealers who make markets in such securities. For U.S. Treasury securities, pricing services generally base prices on actual transactions as well as dealer supplied prices.  For government-sponsored enterprise securities and single family mortgage-backed securities, pricing services generally base prices on discounted cash flow models and examine reference data such as issue name, issue size, ratings, maturity, call type, spread/benchmark yields and conditional prepayment rates, as well as, dealer supplied prices.  For state housing finance agency securities, pricing services generally base prices on trading spreads, new issue scales, verified bid information, and credit ratings.

Portfolio investments for which market quotations are not readily available (multifamily mortgage-backed securities, mortgage securities, and construction mortgage securities and loans) are valued at their fair value determined in good faith under consistently applied procedures adopted by the Board of Trustees using dealer quotes and discounted cash flow models. The respective cash flow models utilize inputs from matrix pricing which considers market-based discount and prepayment rates, attributes of the collateral, and yield or price of bonds of comparable quality, coupon, maturity and type.  The market-based discount rate is composed of a risk-free yield (i.e., a U.S. Treasury note) adjusted for an appropriate risk premium. The risk premium reflects premiums in the marketplace over the yield on U.S. Treasury securities of comparable risk and average life to the security being valued as adjusted for other market considerations, such as: significant market or security specific events, changes in interest rates and credit quality. On investments for which the HIT finances the construction and permanent securities or participation interests, value is determined based upon the total amount, funded and/or unfunded, of the commitment. Commercial mortgage-backed securities and real estate mortgage investment conduits are valued by using a dealer quote. The HIT has retained an independent firm to determine the fair market value of securities for which market quotations are not readily available. In accordance with the procedures adopted by the HIT’s Board of Trustees, the monthly third-party valuation is reviewed by the HIT staff to determine whether valuation adjustments are appropriate based on any material impairments in value arising from specific facts and circumstances of the investment (e.g., prepayment speed). All such adjustments must be reviewed and reconciled with the independent valuation firm prior to incorporation in the NAV.

The shares of BACDE are valued at their fair value determined in good faith under consistently applied procedures adopted by the HIT’s Board of Trustees, which currently represents the net asset value of BACDE.

Short-term investments with remaining maturities of sixty days or less are valued at amortized cost, which approximates value. Cash and cash equivalents include overnight money market funds, which are also carried at cost.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The HIT classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities, interest rates, prepayment speeds, credit risk and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the HIT’s determination of assumptions that market participants might reasonably use in valuing the securities.

The following table presents the HIT’s valuation levels as of March 31, 2011:

Investment Securities: ($ in thousands)	Level 1	Level 2	Level 3	Total
FHA Permanent Securities	$ -	$130,409	$20	$130,429
FHA Construction Securities	-	12,764	-	12,764
Ginnie Mae Securities	-	913,695	-	913,695
Ginnie Mae Construction Securities	-	193,550	-	193,550
Fannie Mae Securities	-	1,743,926	-	1,743,926
Freddie Mac Securities	-	439,999	-	439,999
Commercial Mortgage-Backed Securities	-	24,625	-	24,625
State Housing Finance Agency Securities	-	162,496	-	162,496
Other Multifamily Investments	-	16,478	-	16,478
United States Treasury Securities	-	234,055	-	234,055
Equity Investments	-	-	(465)	(465)
Short-Term Investments	-	50,000	-	50,000
Other Financial Instruments*	-	(25)	-	(25)
Total Investment	$-	$3,921,972	$(445)	$3,921,527

*Other financial instruments include forward commitments.
The following table reconciles the valuation of the HIT’s Level 3 investment securities and related transactions for the period ended March 31, 2011.

Investments in Securities ($ in thousands)
	FHA Permanent	Equity Investments	Total
Beginning balance, 12/31/2010	$20	$(351)	$(331)
Total Unrealized Gain (Loss)*	-	(114)	(114)
Ending balance, 3/31/2011	$20	$(465)	$(445)

*Net change in unrealized loss attributable to Level 3 securities still held as of March 31, 2011, totaled $(114,000).

Level 3 investments in securities are not considered a significant portion of the HIT’s portfolio.

Federal Income Taxes
At March 31, 2011, the cost of investments for federal income tax purposes approximated book cost at amortized cost of $3,794.9 million.  Net unrealized gains aggregated $126.6 million at period-end, of which $155.3 million related to appreciated investments and $28.7 million related to depreciated investments.

Item 2.  Controls and Procedures.

(a)
The HIT’s Chief Executive Officer (the principal executive officer) and Chief Financial Officer (the principal financial officer) have concluded that the design and operation of the HIT’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) are generally effective to provide reasonable assurance that information required to be disclosed by the HIT in this report is recorded, processed, summarized and reported within the time periods specified in the Securities Exchange Commission’s rules and forms, based on their evaluation of the effectiveness of the design and operation of such controls and procedures within 90 days of the filing of this report.

(b)
There was no change in the HIT’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the HIT’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the HIT’s internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications for the principal executive officer and the principal financial officer of the HIT as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the AFL-CIO Housing Investment Trust has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AFL-CIO HOUSING INVESTMENT TRUST

By: /s/ Stephen Coyle
Name: Stephen Coyle
Title: Chief Executive Officer

Date: May 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the AFL-CIO Housing Investment Trust and in the capacities and on the dates indicated.

/s/ Stephen Coyle
Stephen Coyle
Chief Executive Officer
(Principal Executive Officer)

Date: May 31, 2011

/s/ Erica Khatchadourian
Erica Khatchadourian
Chief Financial Officer
(Principal Financial Officer)

Date: May 31, 2011